Accounts payable, accruals and other payables	6 Months Ended
Jun. 30, 2023
Accounts payable, accruals and other payables
Accounts payable, accruals and other payables

12Accounts payable, accruals and other payables

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2023	2022
	USD	USD

Financial items
Accounts payables	12,229,237	29,158,270
Other payables	1,071,990	1,296,594
Captain payables	270,632	608,085
Accrued expenses	159,733	523,758
Advances from customers	—	338,425
	13,731,592	31,925,132
Non-financial items
Advances from individual customers (e-wallets)	1,185,506	1,493,370
Total accounts payable, accruals and other payables	14,917,098	33,418,502

During the six-month period ended 30 June 2023, the Group entered into settlement agreements with a significant number of creditors. These agreements release the Group of a significant portion of creditor balances, mainly associated with the SPAC transaction, as of the reporting period by discounting a portion of the liability. These agreements resulted in discounts amounting to $ 16,637,801 million that were contingent on the Group’s immediate settlement of these outstanding balances upon the closing date of the agreements (Note 18). The Group abided by the terms of these agreements and settled the outstanding balances at the respective closing date of each agreement. The discounted amounts were charged to the condensed interim consolidated financial statements.